Related Party Transactions - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended		5 Months Ended		9 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Aug. 03, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 30, 2020
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered				$ 25,000			$ 25,000
Share based compensation other than employee stock scheme shares forfeited during the period							565,700
Repayment of related party debt				82,729			$ 82,729
Minimum [Member]
Related Party Transaction [Line Items]
Share Price					$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument face value			$ 300,000
Debt instrument maturity date								Dec. 31, 2020
Working capital loan convertible into warrants					$ 1,500,000				$ 1,500,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants						$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument conversion price					$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Working capital loans outstanding					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses				$ 0	30,000	10,000			90,000
Due to officers or stockholders, current					$ 110,000	$ 30,000	$ 30,000	$ 30,000	$ 110,000
Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding						3,424,991	3,424,991	3,424,991
Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding					5,184,300	5,184,300	5,184,300	5,184,300	5,184,300
Founder Shares [Member]
Related Party Transaction [Line Items]
Repayment of related party debt		$ 82,729
Founder Shares [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares							1 year		1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares							150 days		150 days
Founder Shares [Member] | Class A [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered			$ 25,000
Percentage of common stock shares outstanding					20.00%	20.00%	20.00%	20.00%	20.00%
Number of consecutive trading days for determining the share price							20 days		20 days
Number of trading days for determining the share price							30 days		30 days
Founder Shares [Member] | Class A [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share Price					$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00
Founder Shares [Member] | Class B [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered			5,750,000
Stock shares issued during the period value for services rendered			$ 25,000						$ 25,000
Common Stock, Shares, Outstanding	5,184,300		5,690,000							5,184,300
Common stock share subject to forfeiture							750,000		750,000
Percentage of common stock shares outstanding					20.00%	20.00%	20.00%	20.00%	20.00%
Share based compensation other than employee stock scheme shares forfeited during the period	565,700
Common stock shares not subject to forfeiture					184,300	184,300	184,300	184,300	184,300
Founder Shares [Member] | Class B [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Shares transferred to related party			60,000